Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series hybrid bonds	₩ 398,759	₩ 398,759
Series 2-1 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 07, 2018
Maturity	June 7, 2078
Annual interest rate(%)	3.70%
Series hybrid bonds	₩ 300,000	300,000
Series 2-2 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 07, 2018
Maturity	June 7, 2078
Annual interest rate(%)	3.65%
Series hybrid bonds	₩ 100,000	100,000
Issuance costs [Member]
Series hybrid bonds	₩ (1,241)	₩ (1,241)